Description of Organization and Business Operations (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 19, 2015	Apr. 30, 2016	Oct. 31, 2015	Oct. 31, 2014
Description of Organization and Business Operations (Textual)
Sale of stock, units price per share		$ 1.00
Number of unit issued in private placement		300,000	1,500,000
Redemption of common stock percentage		80.00%	80.00%
Underwriting fees		$ 2,000,000	$ 2,000,000
Transaction costs		$ 7,668,160	$ 7,668,160
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Payment of deferred underwriting fees		$ 5,000,000	$ 5,000,000
Cash held in trust Account		$ 65,259	$ 153,091
Initial business combination consummate date		Aug. 19, 2016	Aug. 19, 2016
Payment of deferred legal fees		$ 50,000	$ 50,000
Public offering cost			668,160
Business acquisitions purchase price allocation net tangible assets		$ 5,000,001	$ 5,000,001
Percentage of shares held in initial public offering		20.00%	20.00%
Decrease in deferred underwriting fee payable		$ 4,000,000
Cantor Fitzgerald [Member]
Description of Organization and Business Operations (Textual)
Sale of stock, units price per share		$ 10.00	$ 10.00
Number of unit issued in private placement		300,000	300,000
Gross proceeds from private placement		$ 3,000,000	$ 3,000,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Textual)
Sale of stock, units price per share	$ 10.00		$ 10.00
Gross proceeds from public offerings	$ 100,000,000
Number of unit issued in private placement	10,000,000
Common stock, par value	$ 0.001